Stock-based Compensation - Schedule of Fair Value of Option Grants (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	3.05%	1.19%	0.51%
Contractual term	10 years	6 years 29 days	6 years 21 days
Dividend yield	0.00%
Volatility rate	85.00%	66.56%	64.98%